Organization and Nature of Operations - Summary of Business Combination Transactions (Details)	Aug. 28, 2023 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash - PNAC trust and cash, net of redemptions	$ 24,029,660
Less: Combined company transaction costs	(755,872)
Net cash proceeds from Business Combination	23,273,788
Less: Prepayment amount pursuant to Forward Purchase Transaction	(21,299,979)
Less: Forward Purchase Transaction share consideration reimbursement and trading commissions	(1,201,348)
Cash proceeds, net of Forward Purchase Transaction Prepayment Amount	$ 772,461